RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2013
Accounting Changes and Error Corrections [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS
4. RECENT ACCOUNTING PRONOUNCEMENTS

Obligations Resulting from Joint and Several Liability Arrangements

In February 2013, the FASB issued an amendment of the Accounting Standards Codification regarding recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the new guidance is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. generally accepted accounting principles. Examples of obligations within the scope of this update include debt arrangements, other contractual obligations, and settled litigation and judicial rulings. U.S. generally accepted accounting principles do not include specific guidance on accounting for such obligations. The amended standard requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the new guidance is fixed at the reporting date, as the sum of: a) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and b) any additional amount the reporting entity expects to pay on behalf of its co-obligors. The updated guidance also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of the new standard does not have a significant impact on the Company’s consolidated financial statements.

In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). The standard requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies would instead cross reference to the related footnote for additional information. The Company adopted the provisions of the new guidance during 2013.

In July 2013, the FASB issued ASU 2013-11, Presentation of Unrecognized Tax Benefits (“ASU 2013-11”). The standard requires an entity to present an unrecognized tax benefit as a reduction of a deferred tax asset for a net operating loss (NOL) carry forward, or similar tax loss or tax credit carry forward, rather than as a liability when the uncertain tax position would reduce the NOL or other carry forward under the tax law of the applicable jurisdiction and the entity intends to use the deferred tax asset for that purpose. ASU 2013-11 is effective for fiscal periods beginning after December 15, 2013. The Company did not have any unrecognized tax benefits during 2013.